Investment Objectives and Goals - Roundhill HALO ETF	May 13, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill HALO ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Roundhill HALO ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of the Akros U.S. Heavy Assets Low Obsolescence (HALO) Index (the “Index”).